EARNING PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The components of the numerator for the calculation of basic EPS and diluted EPS for net income from continuing operations, net (loss) income from discontinued operations and net (loss) income are as follows:

(in thousands of $)	2013	2012	2011
Net income from continuing operations	3,530	5,882	27,058
Net (loss) income from discontinued operations	(7,433)	(59,311)	5,594
Net (loss) income	(3,903)	(53,429)	32,652

The components of the denominator for the calculation of basic EPS and diluted EPS are as follows:

(in thousands)	2013	2012	2011
Weighted average number of shares outstanding - basic	25,620	24,432	24,426
Impact of restricted stock units	176	133	152
Weighted average number of shares outstanding - diluted	25,796	24,565	24,578